Segment Reporting	6 Months Ended
Jun. 30, 2020
Segment Reporting [Abstract]
Segment Reporting	Segment Reporting
The Company’s segments are described in "Item 18 – Financial Statements: Note 3" to the Company’s Annual Report on Form 20-F for the year ended December 31, 2019. The Company allocates capital and assesses performance from the separate perspectives of its two publicly-traded subsidiaries Teekay LNG and Teekay Tankers (together, the Daughter Entities), Teekay and its remaining subsidiaries (or Teekay Parent), and, prior to the completion of the 2019 Brookfield Transaction, its equity-accounted investment in Altera, as well as from the perspective of the Company's lines of business. The primary focus of the Company’s organizational structure, internal reporting and allocation of resources by the chief operating decision maker is on the Daughter Entities, Teekay Parent and, prior to the completion of the 2019 Brookfield Transaction, its equity-accounted investment in Altera, and its segments are presented accordingly on this basis. The Company (which excludes Altera) has three primary lines of business: (1) offshore production (FPSO units), (2) LNG and liquefied petroleum gas (or LPG) carriers, and (3) conventional tankers. The Company manages these businesses for the benefit of all stakeholders. The Company incorporates the primary lines of business within its segments, as in certain cases there is more than one line of business in each Daughter Entity and the Company believes this information allows a better understanding of the Company’s performance and prospects for future net cash flows.

The following table includes the Company’s revenues by segment for the three and six months ended June 30, 2020 and 2019:

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
	$	$	$	$
Teekay LNG
Liquefied Gas Carriers	148,205	150,691	288,092	297,673
Conventional Tankers	—	2,369	—	5,131
	148,205	153,060	288,092	302,804

Teekay Tankers
Conventional Tankers(1)	246,492	207,007	588,392	445,168

Teekay Parent
Offshore Production	28,787	57,828	74,720	107,266
Other	59,321	47,989	105,655	98,648
	88,108	105,817	180,375	205,914

Eliminations and other(1)	—	(3,487)	—	(4,616)
	482,805	462,397	1,056,859	949,270

(1)
During 2019, Teekay Tankers' ship-to-ship transfer business provided operational and maintenance services to Teekay LNG Bahrain Operations L.L.C., an entity wholly-owned by Teekay LNG, for the LNG receiving and regasification terminal in Bahrain. Also during 2019, the Magellan Spirit was chartered by Teekay LNG to Teekay Parent.

The following table includes the Company’s income (loss) from vessel operations by segment for the three and six months ended June 30, 2020 and 2019:

	Income (Loss) from Vessel Operations(1)
	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
	$	$	$	$
Teekay LNG
Liquefied Gas Carriers	69,589	74,244	91,327	144,687
Conventional Tankers	—	433	—	(649)
	69,589	74,677	91,327	144,038

Teekay Tankers
Conventional Tankers	92,986	5,051	213,112	37,148

Teekay Parent
Offshore Production	(11,540)	(5,987)	(23,808)	(18,544)
Other	(2,531)	(2,278)	(3,231)	(6,947)
	(14,071)	(8,265)	(27,039)	(25,491)

	148,504	71,463	277,400	155,695

(1)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).
Prior to its sale in May 2019, the Company accounted for its investment in Altera's general partner and common units using the equity method and recognized equity losses in respect of Altera for the periods from April 1, 2019 to May 8, 2019 and January 1, 2019 to May 8, 2019 of $nil and $3.1 million, respectively. The Company wrote-down the investment in Altera by $64.9 million in the six months ended June 30, 2019 and recognized a loss on sale of $8.9 million in the three and six months ended June 30, 2019.
A reconciliation of total segment assets to total assets presented in the accompanying unaudited consolidated balance sheets is as follows:

	June 30, 2020	December 31, 2019
	$	$
Teekay LNG – Liquefied Gas Carriers	4,762,748	5,249,465
Teekay Tankers – Conventional Tankers	1,904,059	2,140,652
Teekay Parent – Offshore Production	48,867	161,096
Teekay Parent – Other	52,848	80,455
Cash and cash equivalents	461,152	353,241
Other assets not allocated	126,197	102,701
Eliminations	(10,359)	(14,746)
Consolidated total assets	7,345,512	8,072,864